SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details)	Dec. 31, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
Remaining operating lease liability - December 31, 2024	$ 870,406
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
2025	139,807
2026	23,797
Less imputed interest	(8,497)
Remaining operating lease liability - December 31, 2024	$ 155,107